Material accounting policies (Details 1)	12 Months Ended
Dec. 31, 2024
Furniture, fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	20.00%
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	30.00%
Geological library [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	20.00%
Field equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	20.00%
Mill Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	Straight line over mine life (11 years)